18. SUBSEQUENT EVENTS	3 Months Ended
Mar. 31, 2015
Notes to Financial Statements
Note 18. SUBSEQUENT EVENTS	Subsequent to March 31, 2015, 30,000 stock options with an exercise price of C$0.21 were exercised.